Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Property, plant and equipment owned	€ 9,503	€ 9,365
Property, plant and equipment leased - right-of-use assets	1,473	1,198
Goodwill	44,979	44,364
Other intangible assets	19,466	18,421
Investments accounted for using the equity method	214	201
Other non-current assets	2,699	2,734
Non-current income tax assets	152	248
Deferred tax assets	4,240	4,212
Non-current assets	82,726	80,743
Inventories	9,261	8,352
Accounts receivable	6,802	7,491
Other current assets	3,094	2,737
Current income tax assets	623	1,208
Cash and cash equivalents	9,722	13,915
Current assets	29,502	33,703
Assets held for sale or exchange	93	83
TOTAL ASSETS	112,321	114,529
Equity and liabilities
Equity attributable to equity holders of Sanofi	63,237	63,001
Equity attributable to non-controlling interests	127	146
Total equity	63,364	63,147
Long-term debt	17,935	19,745
Non-current lease liabilities	1,242	931
Non-current liabilities related to business combinations and to non-controlling interests	247	387
Non-current provisions and other non-current liabilities	7,022	7,536
Non-current income tax liabilities	1,692	1,733
Deferred tax liabilities	1,674	1,770
Non-current liabilities	29,812	32,102
Accounts payable	5,374	5,295
Current liabilities related to business combinations and to non-controlling interests	200	218
Current provisions and other current liabilities	10,493	10,132
Current income tax liabilities	588	604
Current lease liabilities	247	232
Short-term debt and current portion of long-term debt	2,225	2,767
Current liabilities	19,127	19,248
Liabilities related to assets held for sale or exchange	18	32
TOTAL EQUITY AND LIABILITIES	€ 112,321	€ 114,529